Shareholders' Equity - Reverse Merger (Details)			12 Months Ended
	Mar. 18, 2014 $ / shares shares	Feb. 12, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 17, 2014 $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Reverse Merger
Total assets			$ 3,010,743	$ 3,358,283		$ 1,593,327
Shares authorized, common | shares	500,000,000		500,000,000	500,000,000	22,500,000	500,000,000
Par value, common (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.01	$ 0.0001
Shares authorized, preferred | shares	20,000,000		20,000,000	20,000,000	2,500,000	20,000,000
Merger Transaction
Reverse Merger
Shares authorized, common | shares	500,000,000
Par value, common (in dollars per share) | $ / shares	$ 0.0001
Shares authorized, preferred | shares	20,000,000
Merger Transaction | DE2
Reverse Merger
Ownership interest		3.00%
Fair value of estimated consideration		$ 507,000
Long term debt assumed		85,105
Recognized identifiable assets acquired		0
Exchange ratio	0.09129752
DE2
Reverse Merger
Total assets		$ 0
DE2 | Merger Transaction
Reverse Merger
Period for additional share purchase by DE2 shareholders, first period		30 days
Period for additional share purchase by DE2 shareholders, second period		120 days
Fully diluted ownership interest threshold (as a percent)		3.00%
Additional shares issued, period one | shares			0
DE2 | Merger Transaction | Common Stock
Reverse Merger
Number of shares of acquirer common stock issued per share of acquiree's common stock		10.9532